Taxes - Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income before income taxes	$ 7,818	$ 3,851	$ 9,305	$ 7,140
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(2,658)	(1,309)	(3,164)	(2,428)
Tax benefits from the deduction of interest on capital distribution	112	62	112	62
Different jurisdictional tax rates for companies abroad	514	213	702	258
Brazilian income taxes on income of companies incorporated outside Brazil	(30)	(54)	(83)	(79)
Tax incentives	266	16	278	39
Tax loss carryforwards (unrecognized tax losses)	(16)	(94)	(94)	(105)
Non-taxable income (non-deductible expenses), net	(1,128)	(65)	(1,247)	(138)
Others	(20)	(5)	47	(14)
Income taxes expense	(2,960)	(1,236)	(3,449)	(2,405)
Deferred income taxes	(1,816)	(97)	(1,684)	(242)
Current income taxes	$ (1,144)	$ (1,139)	$ (1,765)	$ (2,163)
Effective tax rate of income taxes	37.90%	32.10%	37.10%	33.70%